Note 13 - Stock Compensation Plans (Details) - Summary of Option Activity - Employee Stock Option [Member] - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Note 13 - Stock Compensation Plans (Details) - Summary of Option Activity [Line Items]
Granted	0	0
Exercised	(13,434)	0
Exercised (in Dollars per share)	$ 5.00
Forfeited	(1,440)	0
Forfeited (in Dollars per share)	$ 8.10
Exercisable at the end of the period	261,866	245,618
Exercisable at the end of the period (in Dollars per share)	$ 5.71	$ 5.39
Exercisable at the end of the period	2 years 146 days	3 years 109 days
Beginning of Year [Member]
Note 13 - Stock Compensation Plans (Details) - Summary of Option Activity [Line Items]
Outstanding at the beginning of the year	369,140	369,140
Outstanding at the beginning of the year (in Dollars per share)	$ 6.30	$ 6.30
Outstanding at the beginning of the year	5 years 255 days	6 years 6 months
Outstanding at the end of the period	369,140	369,140
Outstanding at the end of the period (in Dollars per share)	$ 6.30	$ 6.30
Outstanding at the end of the period	5 years 255 days	6 years 6 months
End of Year [Member]
Note 13 - Stock Compensation Plans (Details) - Summary of Option Activity [Line Items]
Outstanding at the beginning of the year	354,266	369,140
Outstanding at the beginning of the year (in Dollars per share)	$ 6.33	$ 6.30
Outstanding at the beginning of the year	4 years 255 days	5 years 255 days
Outstanding at the end of the period	354,266	369,140
Outstanding at the end of the period (in Dollars per share)	$ 6.33	$ 6.30
Outstanding at the end of the period	4 years 255 days	5 years 255 days